Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments
Schedule of investments

	December 31,
	2020	2021
	US$	US$

Equity investments accounted for using the equity method (i)	832,143	850,557
Equity investments with readily determinable fair values (ii)	184,968	25,480
Equity investments without readily determinable fair values (iii)	221,243	146,418
Available-for-sale debt investment (iv)	1,000	—

Total	1,239,354	1,022,455

Schedule of equity method investments

	December 31,
	2020	2021
	US$	US$

Current assets	1,948,075	2,223,447
Non-current assets	302,915	552,085
Current liabilities	447,148	601,688
Non-current liabilities	42,817	39,719

	For the year ended December 31,
	2019	2020	2021
	US$	US$	US$

Revenues	110,099	1,405,623	2,082,821
Gross profit	91,040	386,810	466,970
Net income (loss)	31,970	23,563	(81,953)
Net income (loss) attributable to the investees	31,972	23,563	(81,953)